Average Annual Total Returns (Vanguard REIT Index Fund Participant:)	Vanguard REIT Index Fund Vanguard REIT Index Fund - Admiral Shares 2/1/2014 - 1/31/2015	MSCI US REIT Index Vanguard REIT Index Fund Vanguard REIT Index Fund - Admiral Shares 2/1/2014 - 1/31/2015	REIT Spliced Index Vanguard REIT Index Fund Vanguard REIT Index Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.32%	30.38%	30.38%
Five Years	17.00%	17.05%	17.05%
Ten Years	8.54%	8.31%	8.48%